Application of New Amended and Revised Standards and Interpretations - Schedule of New Amended or Revised Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2021
IFRS 17
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 17
Description of nature of impending change in accounting policy	Insurance Contracts
IFRS 10 and IAS 28 (amendments)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 10 and IAS 28 (amendments)
Description of nature of impending change in accounting policy	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1
Description of nature of impending change in accounting policy	Classification of Liabilities as Current or Non-current
Amendments to IFRS 3
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 3
Description of nature of impending change in accounting policy	Reference to the Conceptual Framework
Amendments to IAS 16
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 16
Description of nature of impending change in accounting policy	Property, Plant and Equipment—Proceeds before Intended Use
Amendments to IAS 37
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 37
Description of nature of impending change in accounting policy	Onerous Contracts – Cost of Fulfilling a Contract
Annual Improvements to IFRS Standards 2018-2020 Cycle
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Annual Improvements to IFRS Standards 2018-2020 Cycle
Description of nature of impending change in accounting policy	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases, and IAS 41 Agriculture
Amendments to IAS 1 and IFRS Practice Statement 2
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1 and IFRS Practice Statement 2
Description of nature of impending change in accounting policy	Disclosure of Accounting Policies
Amendments to IAS 8
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 8
Description of nature of impending change in accounting policy	Definition of Accounting Estimates
Amendments to IAS 12
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 12
Description of nature of impending change in accounting policy	Deferred Tax related to Assets and Liabilities arising from a Single Transaction